Stockholders Equity (Schedule of Impact of Noncontrolling Interest to Stockholders' Equity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Net income attributable to Community Health Systems, Inc. stockholders	$ 28,181	$ 4,095	$ 29,753	$ 79,174	$ 62,574	$ 44,233	$ 83,359	$ 75,474	$ 141,203	$ 265,640	$ 201,948
Net decrease in Community Health Systems, Inc. paid-in capital for purchase of subsidiary partnership interests									(768)	(21,537)	(4,556)
Net transfers to the noncontrolling interests									(768)	(21,537)	(4,556)
Change to Community Health Systems, Inc. stockholders' equity from net income attributable to Community Health Systems, Inc. stockholders and transfers to noncontrolling interests									$ 140,435	$ 244,103	$ 197,392